Payden Equity Income Fund
1
Schedule of Investments
- January 31 , 2025 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Stocks (99%)
Common Stock (89%)
Communication Services (6%
)
67,100 Alphabet Inc., Class A  $ 13,690
199,900 Comcast Corp., Class A  6,729
20,800 Meta Platforms Inc., Class A  14,335
73,300 T-Mobile U.S. Inc.  17,077
265,700 Verizon Communications Inc.  10,466
62,297
Consumer Discretionary (6%
)
54,900 Amazon.com Inc. (a) 13,049
70,400 DR Horton Inc.  9,990
33,600 Home Depot Inc.  13,843
52,800 McDonald's Corp.  15,243
110,200 Ross Stores Inc.  16,592
68,717
Consumer Staples (5%
)
171,600 Coca-Cola Co.  10,893
9,500 Costco Wholesale Corp.  9,309
62,900 Procter & Gamble Co.  10,441
226,500 Walmart Inc.  22,233
52,876
Energy (3%
)
139,700 Exxon Mobil Corp.  14,924
147,700 Murphy Oil Corp.  3,933
284,100 Williams Cos. Inc.  15,748
34,605
Financials (24%
)
58,800 American Express Co.  18,666
31,600 Ameriprise Financial Inc.  17,170
111,500 Ares Management Corp., Class A  22,102
57,900 Arthur J Gallagher & Co.  17,475
449,600 Bank of America Corp.  20,816
126,800 Fidelity National Information Services Inc.  10,330
123,100 JPMorgan Chase & Co.  32,905
167,600 MetLife Inc.  14,499
165,300 Morgan Stanley  22,882
101,200 PNC Financial Services Group Inc.  20,336
26,600 S&P Global Inc.  13,870
444,800 Truist Financial Corp.  21,181
48,300 Visa Inc., Class A  16,509
248,741
Healthcare (10%
)
58,300 AbbVie Inc.  10,721
240,500 Bristol Myers Squibb Co.  14,177
6,900 Eli Lilly and Co.  5,596
37,000 Johnson & Johnson  5,630
28,200 McKesson Corp.  16,772
98,300 Merck & Co. Inc.  9,714
47,900 Stryker Corp.  18,743
24,700 UnitedHealth Group Inc.  13,400
94,753
Industrials (14%
)
107,100 AECOM  11,293
219,800 Carrier Global Corp.  14,371
49,400 Eaton Corp. PLC  16,126
74,500 Emerson Electric Co.  9,681
53,700 FedEx Corp.  14,224
121,300 General Electric Co.  24,693
144,900 ITT Inc.  21,883
Principal
or Shares Security Description
Value
(000)
36,000 L3Harris Technologies Inc.  $ 7,632
70,700 Schneider Electric SE (b) 17,995
63,800 Vertiv Holdings Co., Class A  7,466
145,364
Materials (4%
)
281,900 CRH PLC  27,917
30,500 Linde PLC  13,607
41,524
Technology (11%
)
35,000 Apple Inc.  8,260
7,100 ASML Holding NV (b) 5,323
25,300 Broadcom Inc.  5,598
253,900 Cisco Systems Inc.  15,386
62,900 Dell Technologies Inc., Class C  6,516
59,300 International Business Machines Corp.  15,163
35,500 Microsoft Corp.  14,735
74,900 Oracle Corp.  12,737
23,500 Salesforce Inc.  8,030
99,000 SS&C Technologies Holdings Inc.  8,014
99,762
Utilities (6%
)
275,000 Dominion Energy Inc.  15,287
229,800 Duke Energy Corp.  25,735
331,700 NextEra Energy Inc.  23,736
64,758
Total Common Stock
913,397
Master Limited Partnership (5%)
1,311,900 Energy Transfer LP 26,868
623,500 Enterprise Products Partners LP 20,357
Total Master Limited Partnership
47,225
Real Estate Investment Trust (5%)
72,500 AvalonBay Communities Inc. 16,059
93,800 Digital Realty Trust Inc. 15,370
68,400 Prologis Inc. 8,157
85,700 Simon Property Group Inc. 14,900
Total Real Estate Investment Trust
54,486
Total Stocks (Cost - $830,981)
1,015,108
Corporate Bond (0%)
2,800,000 Land O' Lakes Inc. 144A, 7.00% (c)(d) 2,310
Total Corporate Bond (Cost - $2,800)
2,310
Investment Company (1%)
10,825,986 Payden Cash Reserves Money Market Fund*
(Cost - $10,826)  10,826
Total Investments, Before Written Options
(Cost - $844,607) (100%)
1,028,244
Written Options (0%)
209 McKesson Corp. 620.00% (Cost - $(480))  (215)
Total Written Options
(215)
Total Investments (Cost - $844,127) (100%)
1,028,029
Other Assets, net of Liabilities (0%)
3,484
Net Assets (100%)
$ 1,031,513
* Affiliated investment.
(a) Non-income producing
(b) Principal in foreign currency.
(c) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.

Payden Mutual Funds
Payden Equity Income Fund
continued
(d) Perpetual security with no stated maturity date.
Written Options
Description
Number of
Contracts
Notional
Amount
(000s)
Exercise
Price
Maturity
Date
Value
(000s) Call/Put
Exchange Traded Options Purchase - 0.0%
McKesson Corp. 209 $ (215) $ 620 02/21/2025 $(215) Call
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
USD 35,266
EUR  31,995 State Street Bank & Trust Co. 03/19/2025 $ 2,000
USD 12,686
JPY  1,793,400 State Street Bank & Trust Co. 03/19/2025 1,060
3,060
Liabilities:
EUR 9,801 USD  10,761 State Street Bank & Trust Co. 03/19/2025 (570)
JPY 1,793,400 USD  12,001 State Street Bank & Trust Co. 03/19/2025 (376)
(946)
Net Unrealized Appreciation (Depreciation)
$2,114